Amounts Receivable and Prepaid Expenses	12 Months Ended
Dec. 31, 2017
Amounts Receivable And Prepaid Expenses
Amounts Receivable and Prepaid Expenses
5.	AMOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31	December 31
	2017	2016
Sales tax receivable	$96	$50
Amounts receivable	487	138
Prepaid expenses	411	491
Total	$994	$679